Risk management	12 Months Ended
Dec. 31, 2017
Risk management

10. Risk management

Financial instruments consist of accounts receivable, fair values of derivative financial instruments, accounts payable and accrued liabilities and long-term debt. At December 31, 2017, except for the senior notes described in Note 8 with a carrying value of $106 million (2016 – $140 million) and a fair value of $103 million (2016—$134 million), the fair values of these financial instruments approximate their carrying amounts due to the short-term maturity of the instruments, the mark to market values recorded for the financial instruments and the market rate of interest applicable to the syndicated credit facility.

The fair values of all outstanding financial, commodity, interest rate and foreign exchange contracts are reflected on the balance sheet with the changes during the period recorded in income as unrealized gains or losses.

At December 31, 2017 and 2016, the only asset or liability measured at fair value on a recurring basis was the risk management asset and liability, which was valued based on “Level 2 inputs” being quoted prices in markets that are not active or based on prices that are observable for the asset or liability.

The following table reconciles the changes in the fair value of financial instruments outstanding:

	Year ended December 31
Risk management asset (liability)	2017	2016
Balance, beginning of year	$(43)	$104
Unrealized gain (loss) on financial instruments:
Commodity collars, swaps and assignments	(7)	(74)
Electricity swaps	—	4
Foreign exchange forwards	(6)	(43)
Cross currency swaps	6	(34)

Total fair value, end of year	$(50)	$(43)

	As at December 31
Total fair value consists of the following:	2017	2016
Current asset portion	$11	$8
Current liability portion	(55)	(26)
Non-current asset portion	—	—
Non-current liability portion	(6)	(25)

Total fair value	$(50)	$(43)

Obsidian Energy had the following financial instruments outstanding as at December 31, 2017. Fair values are determined using external counterparty information, which is compared to observable market data. The Company limits its credit risk by executing counterparty risk procedures which include transacting only with institutions within its syndicated credit facility or companies with high credit ratings and by obtaining financial security in certain circumstances.

	Notional volume	Remaining term	Pricing	Fair value (millions)
Natural gas
AECO Swaps	1,900 mcf/d	Jan/18 – Mar/18	$3.19/mcf	$—
AECO Swaps	1,900 mcf/d	Jan/18 – Jun/18	$2.91/mcf	—
AECO Swaps	1,900 mcf/d	Jan/18 – Sep/18	$2.69/mcf	1
AECO Swaps	3,800 mcf/d	Jan/18 – Mar/18	$3.33/mcf	—
AECO Swaps	3,800 mcf/d	Jan/18 – Jun/18	$2.84/mcf	1
AECO Swaps	15,200 mcf/d	Jan/18 – Dec/18	$2.67/mcf	6
Ventura	7,500 mcf/d	Jan/18 – Dec/18	US$2.79/mcf	—
Crude Oil
WTI Swaps	1,000 bbl/d	Jan/18 – Jun/18	$71.00/bbl	(1)
WTI Swaps	2,000 bbl/d	Jul/18 – Dec/18	US$50.09/bbl	(4)
WTI Swaps	6,000 bbl/d	Jan/18 – Mar/18	US$51.07/bbl	(6)
WTI Swaps	4,000 bbl/d	Apr/18 – Jun/18	US$50.95/bbl	(4)
WTI Swaps	2,000 bbl/d	Jul/18 – Sep/18	US$51.90/bbl	(2)
WTI Swaps	2,000 bbl/d	Oct/18 – Dec/18	US$50.81/bbl	(2)
WTI Swaps	4,000 bbl/d	Jan/18 – Dec/18	$71.04/bbl	(5)
WTI Swaps	1,000 bbl/d	Jan/18 – Dec/18	US$49.35/bbl	(4)
WTI Swaps	2,000 bbl/d	Apr/18 – Dec/18	US$48.43/bbl	(7)
WTI Swaps	1,000 bbl/d	Jul/18 – Mar/19	US$50.20/bbl	(3)
WTI Swaps	2,000 bbl/d	Jan/19 – Mar/19	$66.50/bbl	(1)
WTI Swaps	2,000 bbl/d	Jan/19 – Mar/19	US$49.93/bbl	(1)
WTI Swaps	4,000 bbl/d	Jan/19 – Jun/19	$68.58/bbl	(2)
WTI Swaps	1,000 bbl/d	Apr/19 – Jun/19	US$55.35/bbl	—
Foreign exchange forward contracts on revenue
FX Collar	US$24	2018	1.210 to 1.272 USD/CAD	—
FX Swap	US$24	2018	1.2768	1
FX Swap	US$24	2018	1.2500	—
FX Swap	US$24	2018	1.2568	—
FX Swap	US$24	2018	1.2803	1
FX Swap	US$12	2018	1.2840	—
Cross currency swaps
10-year initial term	£57	2018	2.0075 CAD/GBP, 6.95%	(18)
18-month offset	(£43)	2018	1.7049 CAD/GBP, 6.95%	—
10-year initial term	£5	2019	1.8051 CAD/GBP, 9.15%	—
10-year initial term	€10	2019	1.5870 CAD/EUR, 9.22%	—

Total				$(50)

Based on December 31, 2017 pricing, a $1.00 change in the price per barrel of liquids of WTI would have changed pre-tax unrealized risk management by $7 million and a $0.10 change in the price per mcf of natural gas would change pre-tax unrealized risk management by $1 million.

Subsequent to December 31, 2017, the Company entered into the following crude oil swaps and foreign exchange contracts on long-term debt:

Reference Price	Term	Price	Notional
WTI	Apr/19 – Jun/19	US$57.70/bbl	1,000 bbl/d
WTI	Jul/19 – Sep/19	US$57.00/bbl	1,000 bbl/d
USD/CAD	Jan/19 – May/19	1.2259	US$5
USD/CAD	Jan/19 – May/19	1.2319	US$5
USD/CAD	Jan/19 – May/19	1.2400	US$5

Additionally, subsequent to December 31, 2017, the Company unwound its outstanding £5 million and €10 million cross currency swaps for nil proceeds.

The components of risk management on the Consolidated Statements of Loss are as follows:

	Year ended December 31
	2017	2016
Realized
Settlement of commodity contracts/assignment	$23	$99
Monetization of commodity contracts	—	2
Settlement of foreign exchange contracts	8	3
Monetization of foreign exchange contracts	—	32

Total realized risk management gain	31	136
Unrealized
Commodity contracts	(7)	(72)
Electricity swaps	—	4
Crude oil assignment	—	(2)
Foreign exchange contracts	(6)	(43)
Cross-currency swaps	6	(34)

Total unrealized risk management loss	(7)	(147)

Risk management gain (loss)	$24	$(11)

In 2017, the Company had no outstanding electricity contracts (2016 - $7 million loss).

Market Risks

Obsidian Energy is exposed to normal market risks inherent in the oil and natural gas business, including, but not limited to, commodity price risk, foreign currency rate risk, credit risk, interest rate risk and liquidity risk. The Company seeks to mitigate these risks through various business processes and management controls and from time to time by using financial instruments.

Commodity Price Risk

Commodity price fluctuations are among the Company’s most significant exposures. Crude oil prices are influenced by worldwide factors, including, but not limited to, OPEC actions, world supply and demand fundamentals and geopolitical events. Natural gas prices are influenced by, including, but not limited to, the price of alternative fuel sources such as oil or coal and by North American natural gas supply and demand fundamentals including the levels of industrial activity, weather, storage levels and liquefied natural gas activity. In accordance with policies approved by Obsidian Energy’s Board of Directors, the Company may, from time to time, manage these risks through the use of swaps or other financial instruments up to a maximum of 50 percent of forecast sales volumes, net of royalties, for the balance of any current year plus one additional year forward and up to a maximum of 25 percent, net of royalties, for one additional year thereafter. Risk management limits included in Obsidian Energy’s policies may be exceeded with specific approval from the Board of Directors. In November 2017, the Board approved the Company to hedge up to a maximum of 75 percent of forecast sales volumes on natural gas and up to a maximum of 67 percent of forecast sales volumes on crude, both net of royalties, for the 2018 calendar year.

Foreign Currency Rate Risk

Prices received for crude oil are referenced to US dollars, thus Obsidian Energy’s realized oil prices are impacted by Canadian dollar to US dollar exchange rates. A portion of the Company’s debt capital is denominated in US dollars, thus the principal and interest payments in Canadian dollars are also impacted by exchange rates. When considered appropriate, the Company may use financial instruments to fix or collar future exchange rates to fix the Canadian dollar equivalent of crude oil revenues or to fix US denominated long-term debt principal repayments.

In 2017, US$25 million of foreign exchange forward contracts on senior notes matured. Additionally, in 2016 the Company monetized a total of US$115 million of foreign exchange forward contracts on senior notes.

Credit Risk

Credit risk is the risk of loss if purchasers or counterparties do not fulfill their contractual obligations. The Company’s accounts receivable are principally with customers in the oil and natural gas industry and are generally subject to normal industry credit risk, which includes the ability to recover unpaid receivables by retaining the partner’s share of production when Obsidian Energy is the operator. For oil and natural gas sales and financial derivatives, a counterparty risk procedure is followed whereby each counterparty is reviewed on a regular basis for the purpose of assigning a credit limit and may be requested to provide security if determined to be prudent. For financial derivatives, the Company normally transacts with counterparties who are members of its banking syndicate or other counterparties that have investment grade bond ratings. Credit events related to all counterparties are monitored and credit exposures are reassessed on a regular basis. As necessary, provisions for potential credit related losses are recognized.

As at December 31, 2017, the maximum exposure to credit risk was $117 million (2016 – $130 million) which was comprised of $106 million (2016 - $122 million) being the carrying value of the accounts receivable and $11 million (2016 – $8 million) related to the fair value of the derivative financial assets.

Interest Rate Risk

A portion of the Company’s debt capital can be held in floating-rate bank facilities, which results in exposure to fluctuations in short-term interest rates, which remain at lower levels than longer-term rates. From time to time, Obsidian Energy may increase the certainty of its future interest rates by entering fixed interest rate debt instruments or by using financial instruments to swap floating interest rates for fixed rates or to collar interest rates. As at December 31, 2017, 70 percent of the Company’s long-term debt instruments were exposed to changes in short-term interest rates (2016 – 70 percent).

As at December 31, 2017, a total of $106 million (2016 – $140 million) of fixed interest rate debt instruments was outstanding with an average remaining term of 2.3 years (2016 – 2.7 years) and an average interest rate of 6.0 percent (2016 – 6.3 percent).

Liquidity Risk

Liquidity risk is the risk that the Company will be unable to meet its financial liabilities as they come due. Management utilizes short and long-term financial and capital forecasting programs to ensure credit facilities are sufficient relative to forecast debt levels and capital program levels are appropriate, and that financial covenants will be met. Management also regularly reviews capital markets to identify opportunities to optimize the debt capital structure on a cost-effective basis. In the short term, liquidity is managed through daily cash management activities, short-term financing strategies and the use of swaps and other financial instruments to increase the predictability of cash flow from operating activities.

The following table outlines estimated future obligations for non-derivative financial liabilities as at December 31, 2017:

	Senior secured notes	Accounts payable & accrued liabilities (1)	Share-based compensation accrual	Total
2018	$31	$148	$2	$181
2019	16	—	1	17
2020	34	—	—	34
2021	15	—	—	15
2022	7	—	—	7
Thereafter	$3	$—	$—	$3

(1)	Includes $1 million of accounts payable and accrued liabilities related to assets classified as held for sale.